Accumulated Other Comprehensive Income - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016
Unrealized Gains (Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, accumulated tax	$ (1.8)	$ 4.5
Amounts reclassified from AOCI, tax	2.2	(1.4)
Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, accumulated tax	$ 0.2	$ 0.8